REVENUE RECOGNITION - Sales Disaggregated by Product and Service (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total Net sales	$ 5,148	$ 5,984	$ 5,934	$ 5,420	$ 4,316	$ 4,935	$ 5,182	$ 4,518	$ 22,486	$ 18,951	$ 17,288
Product
Segment Reporting Information [Line Items]
Total Net sales									19,990	16,665	15,315
Service
Segment Reporting Information [Line Items]
Total Net sales									2,496	2,286	1,973
Operating Segments
Segment Reporting Information [Line Items]
Total Net sales									22,486	18,951	17,288
Operating Segments | CSA
Segment Reporting Information [Line Items]
Total Net sales									10,527	9,615	9,153
Operating Segments | CSA | Product
Segment Reporting Information [Line Items]
Total Net sales									9,428	8,538	8,237
Operating Segments | CSA | Service
Segment Reporting Information [Line Items]
Total Net sales									1,099	1,077	916
Operating Segments | CSE
Segment Reporting Information [Line Items]
Total Net sales									4,984	1,937	1,631
Operating Segments | CSE | Product
Segment Reporting Information [Line Items]
Total Net sales									4,652	1,722	1,449
Operating Segments | CSE | Service
Segment Reporting Information [Line Items]
Total Net sales									332	215	182
Operating Segments | CSAME
Segment Reporting Information [Line Items]
Total Net sales									3,500	3,581	2,621
Operating Segments | CSAME | Product
Segment Reporting Information [Line Items]
Total Net sales									2,849	3,053	2,197
Operating Segments | CSAME | Service
Segment Reporting Information [Line Items]
Total Net sales									651	528	424
Operating Segments | CST
Segment Reporting Information [Line Items]
Total Net sales									3,475	3,818	3,883
Operating Segments | CST | Product
Segment Reporting Information [Line Items]
Total Net sales									3,061	3,352	3,432
Operating Segments | CST | Service
Segment Reporting Information [Line Items]
Total Net sales									$ 414	$ 466	$ 451